Harbor Real Return Fund

Supplement to Prospectus dated March 1, 2007 (as revised November 1, 2007) and

Statement of Additional Information dated March 1, 2007 (as revised November 1, 2007)

Effective December 31, 2007, Mihir Worah replaced John B. Brynjolfsson as portfolio manager to the Harbor Real Return Fund.

The following replaces the information contained under the headings set forth below in the Risk/Return Summary for Harbor Real Return Fund on page 6 of the Prospectus:

Portfolio Manager

Mihir Worah

Portfolio Manager (since 2007)

The following replaces the information under the heading “The Adviser and Subadvisers” on page 16 of the Prospectus for the Harbor Real Return Fund only:

PORTFOLIO MANAGER AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Real Return

Mihir Worah Pacific Investment Management Company LLC 840 Newport Center Drive P.O. Box 6430 Newport Beach, CA 92658-6430	2007	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and a member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

The following replaces the information under the heading “The Portfolio Managers” on page 44 of the Statement of Additional Information for the Harbor Real Return Fund only and is as of October 31, 2007:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
HARBOR REAL RETURN FUND
Mihir Worah
All Accounts	None	-0-	10	$2,134	32	$9,325
Accounts where advisory fee is based on account performance (subset of above)	None	-0-	None	-0-	9	$1,008

The following replaces the information under the section entitled “Pacific Investment Management Company, LLC” on page 57 of the Statement of Additional Information:

Securities Ownership

As of October 31, 2006, Mr. Gross did not beneficially own any shares of the Harbor Bond Fund and as of October 31, 2007, Mr. Worah did not beneficially own any shares of the Harbor Real Return Fund.

Effective December 31, 2007